American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2024

Equity Growth Fund - Schedule of Investments
SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.9%
Axon Enterprise, Inc.(1)	12,212	4,879,915
General Electric Co.	14,416	2,718,569
Lockheed Martin Corp.	25,114	14,680,640
RTX Corp.	49,531	6,001,176
Textron, Inc.	41,189	3,648,522
		31,928,822
Air Freight and Logistics — 1.0%
Expeditors International of Washington, Inc.	12,115	1,591,911
FedEx Corp.	35,198	9,632,989
United Parcel Service, Inc., Class B	47,842	6,522,778
		17,747,678
Automobiles — 0.7%
Tesla, Inc.(1)	48,225	12,617,107
Banks — 2.6%
Bank of America Corp.	102,068	4,050,058
JPMorgan Chase & Co.	113,159	23,860,707
U.S. Bancorp	180,607	8,259,158
Wells Fargo & Co.	151,030	8,531,685
		44,701,608
Beverages — 0.6%
Coca-Cola Co.	30,744	2,209,264
Monster Beverage Corp.(1)	47,586	2,482,562
PepsiCo, Inc.	30,244	5,142,992
		9,834,818
Biotechnology — 2.1%
AbbVie, Inc.	57,781	11,410,592
Alnylam Pharmaceuticals, Inc.(1)	13,668	3,759,110
Amgen, Inc.	9,910	3,193,101
Gilead Sciences, Inc.	103,429	8,671,487
Halozyme Therapeutics, Inc.(1)	17,326	991,740
Neurocrine Biosciences, Inc.(1)	7,494	863,459
Protagonist Therapeutics, Inc.(1)	31,188	1,403,460
Regeneron Pharmaceuticals, Inc.(1)	3,251	3,417,581
Vertex Pharmaceuticals, Inc.(1)	3,845	1,788,233
		35,498,763
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	317,436	59,147,850
Coupang, Inc.(1)	128,337	3,150,673
eBay, Inc.	31,177	2,029,935
		64,328,458
Building Products — 0.3%
Carlisle Cos., Inc.	5,403	2,429,999
Masco Corp.	10,106	848,298
Owens Corning	13,674	2,413,734
		5,692,031
Capital Markets — 0.4%
Cboe Global Markets, Inc.	7,430	1,522,184
MarketAxess Holdings, Inc.	7,430	1,903,566
MSCI, Inc.	6,679	3,893,390
		7,319,140

Chemicals — 0.4%
Dow, Inc.	28,380	1,550,399
PPG Industries, Inc.	42,399	5,616,172
		7,166,571
Commercial Services and Supplies — 0.7%
Copart, Inc.(1)	23,750	1,244,500
MSA Safety, Inc.	6,305	1,118,129
Republic Services, Inc.	21,353	4,288,536
Veralto Corp.	21,995	2,460,361
Waste Management, Inc.	17,902	3,716,455
		12,827,981
Communications Equipment — 0.8%
Cisco Systems, Inc.	237,342	12,631,341
F5, Inc.(1)	8,040	1,770,408
		14,401,749
Consumer Finance — 0.9%
American Express Co.	44,951	12,190,711
Synchrony Financial	49,044	2,446,315
		14,637,026
Consumer Staples Distribution & Retail — 3.0%
Sysco Corp.	154,623	12,069,871
Target Corp.	131,986	20,571,338
U.S. Foods Holding Corp.(1)	55,220	3,396,030
Walmart, Inc.	191,938	15,498,994
		51,536,233
Containers and Packaging — 0.4%
Smurfit WestRock PLC	122,215	6,039,865
Distributors — 0.0%
LKQ Corp.	21,282	849,577
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	118,380	2,604,360
Electric Utilities — 0.3%
American Electric Power Co., Inc.	30,996	3,180,189
NextEra Energy, Inc.	26,960	2,278,929
		5,459,118
Electrical Equipment — 0.3%
Acuity Brands, Inc.	6,009	1,654,818
GE Vernova, Inc.(1)	3,321	846,789
Generac Holdings, Inc.(1)	6,652	1,056,870
nVent Electric PLC	18,962	1,332,270
		4,890,747
Electronic Equipment, Instruments and Components — 0.1%
Corning, Inc.	31,160	1,406,874
Energy Equipment and Services — 0.5%
Baker Hughes Co.	34,303	1,240,053
Halliburton Co.	50,943	1,479,894
Schlumberger NV	159,305	6,682,845
		9,402,792
Entertainment — 0.8%
Electronic Arts, Inc.	32,768	4,700,242
Netflix, Inc.(1)	10,197	7,232,426
Spotify Technology SA(1)	3,538	1,303,859
		13,236,527

Financial Services — 4.7%
AvidXchange Holdings, Inc.(1)	255,446	2,071,667
Berkshire Hathaway, Inc., Class B(1)	36,486	16,793,047
Fidelity National Information Services, Inc.	53,827	4,508,011
Fiserv, Inc.(1)	14,999	2,694,570
Global Payments, Inc.	15,400	1,577,268
Mastercard, Inc., Class A	27,760	13,707,888
PayPal Holdings, Inc.(1)	149,170	11,639,735
Visa, Inc., Class A	98,566	27,100,722
		80,092,908
Food Products — 0.8%
Conagra Brands, Inc.	103,012	3,349,950
General Mills, Inc.	22,078	1,630,460
Hershey Co.	8,187	1,570,103
Hormel Foods Corp.	58,296	1,847,983
McCormick & Co., Inc.	32,242	2,653,517
Mondelez International, Inc., Class A	34,545	2,544,930
		13,596,943
Gas Utilities — 0.2%
Atmos Energy Corp.	29,161	4,044,922
Ground Transportation — 1.2%
Uber Technologies, Inc.(1)	272,388	20,472,682
Health Care Equipment and Supplies — 1.8%
Align Technology, Inc.(1)	8,256	2,099,666
Dexcom, Inc.(1)	15,563	1,043,343
Lantheus Holdings, Inc.(1)	16,417	1,801,766
LivaNova PLC(1)	21,914	1,151,362
Medtronic PLC	106,104	9,552,543
ResMed, Inc.	37,792	9,225,783
Solventum Corp.(1)	26,794	1,868,078
Stryker Corp.	7,159	2,586,260
Zimmer Biomet Holdings, Inc.	20,180	2,178,431
		31,507,232
Health Care Providers and Services — 1.0%
Cardinal Health, Inc.	41,888	4,629,462
Cencora, Inc.	6,224	1,400,898
Cigna Group	8,728	3,023,728
DaVita, Inc.(1)	2,752	451,135
HCA Healthcare, Inc.	7,758	3,153,084
Henry Schein, Inc.(1)	25,504	1,859,242
Hims & Hers Health, Inc.(1)	74,603	1,374,187
UnitedHealth Group, Inc.	1,850	1,081,658
		16,973,394
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	39,025	8,190,177
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	86,558	1,523,421
Sunstone Hotel Investors, Inc.	239,597	2,472,641
		3,996,062
Hotels, Restaurants and Leisure — 2.1%
Booking Holdings, Inc.	3,625	15,268,935
Expedia Group, Inc.(1)	32,883	4,867,342
McDonald's Corp.	4,247	1,293,254
Starbucks Corp.	126,210	12,304,213
Yum! Brands, Inc.	14,561	2,034,317
		35,768,061

Household Durables — 0.6%
DR Horton, Inc.	12,247	2,336,360
Lennar Corp., Class A	23,039	4,319,352
PulteGroup, Inc.	8,573	1,230,482
Toll Brothers, Inc.	12,614	1,948,737
		9,834,931
Household Products — 2.4%
Colgate-Palmolive Co.	120,967	12,557,584
Kimberly-Clark Corp.	108,293	15,407,928
Procter & Gamble Co.	75,532	13,082,143
		41,047,655
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	12,393	1,469,066
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	10,200	2,108,442
Insurance — 2.6%
Aon PLC, Class A	11,161	3,861,594
Arch Capital Group Ltd.(1)	30,435	3,405,068
Chubb Ltd.	12,356	3,563,347
Everest Group Ltd.	15,093	5,913,890
Hartford Financial Services Group, Inc.	11,174	1,314,174
Marsh & McLennan Cos., Inc.	11,314	2,524,040
MetLife, Inc.	55,783	4,600,982
Progressive Corp.	13,088	3,321,211
Travelers Cos., Inc.	38,036	8,904,988
W.R. Berkley Corp.	119,287	6,767,152
		44,176,446
Interactive Media and Services — 6.8%
Alphabet, Inc., Class A	192,257	31,885,824
Alphabet, Inc., Class C	209,959	35,103,045
Match Group, Inc.(1)	87,911	3,326,552
Meta Platforms, Inc., Class A	76,601	43,849,476
Pinterest, Inc., Class A(1)	112,573	3,643,988
		117,808,885
IT Services — 1.1%
Accenture PLC, Class A	3,399	1,201,478
Cognizant Technology Solutions Corp., Class A	41,660	3,215,319
International Business Machines Corp.	66,895	14,789,147
		19,205,944
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	49,842	7,400,540
Illumina, Inc.(1)	47,682	6,218,210
IQVIA Holdings, Inc.(1)	8,725	2,067,563
Mettler-Toledo International, Inc.(1)	1,170	1,754,649
Thermo Fisher Scientific, Inc.	2,014	1,245,800
		18,686,762
Machinery — 3.0%
Caterpillar, Inc.	73,116	28,597,130
Cummins, Inc.	33,497	10,845,994
Donaldson Co., Inc.	20,160	1,485,792
Dover Corp.	9,143	1,753,079
Middleby Corp.(1)	7,409	1,030,814
Otis Worldwide Corp.	41,687	4,332,947
Parker-Hannifin Corp.	5,599	3,537,560
		51,583,316

Media — 0.7%
Comcast Corp., Class A	148,365	6,197,206
Trade Desk, Inc., Class A(1)	53,440	5,859,696
		12,056,902
Metals and Mining — 0.2%
Cleveland-Cliffs, Inc.(1)	66,603	850,520
Freeport-McMoRan, Inc.	52,652	2,628,388
		3,478,908
Multi-Utilities — 0.6%
Consolidated Edison, Inc.	43,766	4,557,354
WEC Energy Group, Inc.	64,173	6,172,159
		10,729,513
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.	87,263	12,851,222
ConocoPhillips	178,870	18,831,433
Coterra Energy, Inc.	89,797	2,150,638
EOG Resources, Inc.	66,428	8,165,994
Exxon Mobil Corp.	157,008	18,404,478
Marathon Oil Corp.	53,714	1,430,404
Marathon Petroleum Corp.	15,378	2,505,230
Occidental Petroleum Corp.	118,785	6,122,179
Valero Energy Corp.	12,366	1,669,781
		72,131,359
Personal Care Products — 0.2%
Kenvue, Inc.	171,066	3,956,757
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	255,248	13,206,532
Eli Lilly & Co.	24,810	21,980,171
Johnson & Johnson	131,105	21,246,876
Merck & Co., Inc.	230,980	26,230,089
Pfizer, Inc.	88,714	2,567,383
		85,231,051
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	16,625	536,156
Automatic Data Processing, Inc.	4,609	1,275,448
Jacobs Solutions, Inc.	21,914	2,868,543
Leidos Holdings, Inc.	27,293	4,448,759
		9,128,906
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	10,874	1,353,596
Residential REITs — 0.1%
Invitation Homes, Inc.	33,650	1,186,499
Retail REITs — 0.5%
Simon Property Group, Inc.	52,986	8,955,694
Semiconductors and Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(1)	8,997	1,476,228
Applied Materials, Inc.	73,096	14,769,047
Broadcom, Inc.	64,742	11,167,995
Entegris, Inc.	11,488	1,292,744
First Solar, Inc.(1)	5,712	1,424,801
KLA Corp.	4,663	3,611,074
Microchip Technology, Inc.	17,403	1,397,287
NVIDIA Corp.	981,904	119,242,422
NXP Semiconductors NV	52,246	12,539,562
QUALCOMM, Inc.	120,475	20,486,774
		187,407,934

Software — 12.3%
Adobe, Inc.(1)	26,327	13,631,594
Agilysys, Inc.(1)	10,929	1,190,933
AppLovin Corp., Class A(1)	87,476	11,419,992
Autodesk, Inc.(1)	22,274	6,136,041
Crowdstrike Holdings, Inc., Class A(1)	19,877	5,574,902
Datadog, Inc., Class A(1)	20,604	2,370,696
Fortinet, Inc.(1)	126,636	9,820,622
Intuit, Inc.	19,096	11,858,616
Microsoft Corp.	255,920	110,122,376
Oracle Corp.	15,887	2,707,145
Salesforce, Inc.	74,741	20,457,359
ServiceNow, Inc.(1)	16,040	14,346,016
Synopsys, Inc.(1)	4,995	2,529,418
		212,165,710
Specialized REITs — 0.5%
Public Storage	14,762	5,371,449
SBA Communications Corp.	12,844	3,091,551
		8,463,000
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(1)	20,515	2,870,049
American Eagle Outfitters, Inc.	48,797	1,092,565
Bath & Body Works, Inc.	47,379	1,512,338
Gap, Inc.	120,604	2,659,318
Home Depot, Inc.	45,967	18,625,828
Lowe's Cos., Inc.	50,735	13,741,575
Ross Stores, Inc.	46,037	6,929,029
TJX Cos., Inc.	35,921	4,222,154
Ulta Beauty, Inc.(1)	3,234	1,258,414
		52,911,270
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	476,980	111,136,340
Hewlett Packard Enterprise Co.	125,604	2,569,858
Pure Storage, Inc., Class A(1)	31,537	1,584,419
		115,290,617
Textiles, Apparel and Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	23,382	6,344,706
NIKE, Inc., Class B	52,140	4,609,176
Ralph Lauren Corp.	26,220	5,083,271
		16,037,153
Trading Companies and Distributors — 0.9%
Core & Main, Inc., Class A(1)	19,107	848,351
Ferguson Enterprises, Inc.	36,347	7,217,424
GMS, Inc.(1)	24,180	2,189,983
United Rentals, Inc.	2,546	2,061,572
WESCO International, Inc.	20,406	3,427,800
		15,745,130
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	15,177	3,131,926
TOTAL COMMON STOCKS (Cost $1,071,961,387)		1,714,053,598
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,646	41,646

Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $734,388), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $720,773)	720,676
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $8,781,277), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $8,610,157)	8,609,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.25% - 4.875%, 10/31/24 - 10/31/30, valued at $2,941,104), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $2,883,386)	2,883,000
12,212,676
TOTAL SHORT-TERM INVESTMENTS (Cost $12,254,322)	12,254,322
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,084,215,709)	1,726,307,920
OTHER ASSETS AND LIABILITIES — (0.3)%	(4,819,112)
TOTAL NET ASSETS — 100.0%	$1,721,488,808

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,714,053,598	—	—
Short-Term Investments	41,646	$12,212,676	—
	$1,714,095,244	$12,212,676	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.